UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of March 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.9%
Alabama 0.4%
Birmingham Baptist Med. Centers Special Care Facs. Financing Auth. Rev., Baptist Health Sys., Inc.	Baa1	5.00%	11/15/30	$2,000	$1,969,260

Alaska 0.2%
Alaska St. Intl. Arpts. Rev., Ref.,
Ser. A, M.B.I.A.	Aaa	5.00	10/01/21	1,000	1,033,020

Arizona 1.1%
Pima Cnty. Ind. Dev. Auth. Rev., Tuscon Elec Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	870	877,134
Pima Cnty. Uni. Sch. Dist. No.1, G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	3,432,240
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,306,690

					5,616,064

California 9.0%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S.(h)(g)	NR	10.16	9/01/16	2,210	3,166,466
Ser. 641B, F.S.A., R.I.T.E.S.(g)(f)	NR	10.16	9/01/24	1,815	2,849,986
California Poll. Control Fin. Auth. Solid Waste. Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	1,005,910
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga,
Ser. A	A3	5.50	6/01/19	2,000	2,183,840
Ser. A	A3	5.50	6/01/20	2,000	2,182,400
Ser. A	A3	5.50	6/01/22	2,000	2,176,620
California St.,
G.O.	A2	5.00	3/01/27	3,000	3,109,110
G.O., M.B.I.A.	Aaa	5.25	2/01/27	9,900	10,455,983
California Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	7/01/14	3,500	3,383,135
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	29,027
Loma Linda Hospital Rev. Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	3,073,770
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	797,900
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	2,578,290
Santa Margarita Dana Point Auth. Impvt. Rev., Dist.s, 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,454,100
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00	5/15/24	4,760	4,969,582

					44,416,119

Colorado 1.3%
Adams & Arapahoe Counties Joint Sch. Dist. Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25	12/01/20	$2,000	$2,148,520
Boulder Cnty. Sales & Use Tax Rev., Open Space, Ser. A, F.G.I.C.	Aaa	6.00	12/15/17	3,970	4,320,750

					6,469,270

Connecticut 0.9%
Connecticut St. Spl. Tax Oblig. Rev. Trans. Infrastructure, Ser. A(b)	Aaa	7.125	6/01/10	1,000	1,113,860
Connecticut St., R.I.T.E.S. 1060 R, Ser. C, G.O.(g)(h)	AA(d)	6.04	11/15/09	2,855	3,215,016

					4,328,876

Delaware 0.6%
Delaware River & Bay Auth. Rev.,
M.B.I.A.	Aaa	5.00	1/01/25	1,000	1,046,080
M.B.I.A.	Aaa	5.00	1/01/27	1,000	1,043,860
Delaware St. Health Facs. Auth. Rev., Beebe Med. Center Proj., Ser. A	Baa1	5.00	6/01/24	1,000	1,017,600

					3,107,540

District of Columbia 1.0%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	2,095,570
Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00	6/01/27	2,500	2,592,900

					4,688,470

Florida 3.2%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	5,000	5,207,801
Florida St. Brd. of Ed. Cap. Outlay, G.O.	Aa1	9.125	6/01/14	1,260	1,574,143
Gainesville Florida Utility Systems Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	3,000	3,157,590
Highlands Cnty. Health Facs. Auth., Rev.,
Adventist Health B	A2	5.00	11/15/25	1,000	1,018,300
Adventist Health I	A2	5.00	11/16/09	500	513,670
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040	3,189,598
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	1,000	1,055,440

					15,716,542

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	596,835
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	893,190

					1,490,025

Hawaii 1.8%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	$2,000	$2,136,520
Honolulu Hawaii City & Cnty. Wste. Wtr. Systems Rev., Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	4,285	4,481,682
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	2,000	2,156,280

					8,774,482

Illinois 6.2%
Chicago O’Hare International Airport Rev., General Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975	2,076,160
Chicago, IL
G.O., F.G.I.C.	Aaa	5.25	1/01/28	3,625	3,788,741
Proj. & Ref., F.S.A., Ser. A, G.O.	Aaa	5.00	1/01/28	2,000	2,084,500
Gilberts Specific Ser. Service Area Number 9 Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	2,000	2,368,820
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	1,500	1,615,020
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,235,450
McLean & Woodford Counties Cmnty. Unit Sch. Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	4,000	4,334,840
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	8,941,574

					30,445,105

Indiana 0.4%
Indiana Health & Educational Fac. Fin. Auth. Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	2,000	1,996,680

Kansas 2.6%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	2,335	2,431,552
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	2,385	2,442,145
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	2,170	2,266,348
Wyandotte Cnty. Kansas City Unit Government Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,652,400

					12,792,445

Louisiana 1.7%
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	5,780	6,028,078
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	2,000	2,126,080

					8,154,158

Maryland 2.0%
Baltimore Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	740	741,132
Maryland St. Health & Higher Ed. Facs. Auth. Rev., Univ. Maryland Med. Systems(b)	A3	6.75	7/01/10	5,000	5,634,950
Northeast Wste. Disp. Auth. Rev., Baltimore City Sludge Corporate Proj.(f)(g)	A2	6.00	7/01/07	1,000	1,019,780
Montgomery Cnty. Restoration Recovery Proj., Ser. A, A.M.T.(f)(g)	NR	7.25	7/01/07	1,161	1,198,245
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	1,000	1,107,300

					9,701,407

Massachusetts 3.4%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	$1,195	$1,214,502
Massachusetts St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Services(f)	Ba2	6.00	11/01/28	640	643,770
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	3,982,279
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	500	549,710
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	1,500	1,560,750
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	1,000	1,105,430
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	500	549,160
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	825	920,783
Massachusetts St. Ind. Dev. Fin. Agcy. Rev., Bradford College(c)(g)	NR	Zero	11/01/28	970	242,610
Massachusetts St. Special Obligation Rev., Ser. A, F.S.A.	Aaa	5.50	6/01/21	2,000	2,272,440
Massachusetts St. Wtr. Pollutant Abatement Trust Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	2,500	2,641,425
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	2,500	1,046,375

					16,729,234

Michigan 2.0%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	1,500	1,621,350
Michigan St. Building Auth. Rev., Rfdg. Facs. Program, Ser. III	Aa3	5.375	10/15/22	3,750	4,015,987
Michigan St. Hosp. Fin. Auth. Rev., Ascension Health, Ser. A	Aa3	5.00	11/01/12	1,250	1,309,888
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	1,100	863,819
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	1,000	748,960
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	1,270	1,312,634

					9,872,638

Minnesota 1.3%
Minnesota Higher Education Facility Rev., St. Thomas Univ.	A2	5.00	4/01/23	1,000	1,044,830
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	3,030	3,130,081
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	2,000	2,129,240

					6,304,151

Nevada 1.6%
Clark Cnty. Industrial Dev. Rev., Nevada Powr. Company Proj., Ser. A	B-(d)	5.60	10/01/30	4,735	4,692,622
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00	6/15/18	3,000	3,174,780

					7,867,402

New Hampshire 1.2%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	$4,740	$1,860,071
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue(b)	BBB-(d)	7.50	1/01/11	3,000	3,493,141
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30	1/01/07	145	367,016
Rev., New Hampshire College	BBB-(d)	6.30	1/01/16	355	149,908

					5,870,136

New Jersey 4.7%
Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa	5.25	1/01/24	1,600	1,728,208
New Jersey Econ. Dev. Auth. Rev. Sch. Facs. Construction, Ser. O	A1	5.25	3/01/26	1,000	1,061,340
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,317,438
Cigarette Tax	Baa2	5.75	6/15/34	750	786,390
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Center	A2	6.25	7/01/17	2,175	2,408,878
Raritan Bay Med. Center Issue	NR	7.25	7/01/27	2,000	2,050,400
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000	2,168,440
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565	1,661,764
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000	1,057,970
New Jersey Transportation Trust Fund Rev.,
Ser. D, F.S.A.	Aaa	5.00	6/15/19	5,000	5,259,549
Newark Hsg. Auth., Port Auth. Rev., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000	3,099,000
Tobacco Settlement Financing Corporation Rev., Asset Bkd.	Baa3	6.00	6/01/37	400	419,456

					23,018,833

New Mexico 2.1%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/01/36	2,455	2,587,865
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	4,455	4,471,528
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	915	947,208
Sngl. Fam. Mtge. Program
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	2,405	2,511,854

					10,518,455

New York 11.9%
Erie Cnty. Industrial Dev. Agcy., Sch. Facility
Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250	1,374,612
Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030	3,314,214
Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765	7,253,298
Long Island Power Auth. Elec.Rev.,
Ser. A, F.G.I.C.	Aaa	5.00	12/01/25	2,000	2,092,380
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,000	4,359,200
New York City, G.O., Ser. D	A1	7.65	2/01/07	45	45,139
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1	Aa1	5.00	11/01/24	2,000	2,095,080
Ser. C	Aa1	5.50	2/15/16	2,500	2,696,575

New York City, N.Y. Muni. Wtr. Fin. Auth. Rev.	Aa2	5.00	6/15/36	$2,000	$2,072,700
New York St. Dorm. Auth. Rev., Ref. Sec’d.
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	2,160	2,322,950
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	2,300	2,470,177
New York St. Mun. Brd. Bank Agcy. Rev.,
Sch.Supply, Ser. C	A+(d)	5.25	6/01/22	3,200	3,405,024
Sch.Supply, Ser. C	A+(d)	5.25	12/01/22	3,595	3,830,077
New York St. Twy. Auth. Rev., Hwy. & Brdg. Tr. Fd.,
Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	5,000	5,677,100
Tobacco Settlement Financing Corp.Rev., Asset Bkd.,
Ser. A-1	A1	5.50	6/01/14	3,000	3,147,900
Ser. A-1	A1	5.50	6/01/15	500	530,070
Ser. A-1	A1	5.50	6/01/16	3,000	3,175,680
Ser. A-1	A1	5.50	6/01/18	3,000	3,224,940
Ser. C-1	A1	5.50	6/01/19	5,000	5,401,600

					58,488,716

North Carolina 2.7%
Charlotte Airport Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,069,420
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	500	548,350
North Carolina Eastern Mun. Powr. Agcy., Powr.
Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	1,000	1,158,460
Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	650	782,932
Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	2,635	3,196,768
Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	1,005	1,219,261
Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	1,000	1,207,160
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	760	785,779
North Carolina Mun. Powr. Agcy. Rev., Number 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,346,088
Piedmont Triad Airport Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,070,690
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,036,020

					13,420,928

North Dakota 2.1%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	10,355,760

Ohio 4.1%
Brecksville Broadview Heights City Sch. Dist., G.O. F.G.I.C.	Aaa	6.50	12/01/16	1,000	1,038,080
Columbus Citation Hsg. Dev. Corporate, Mtge. Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	1,585	1,914,712
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,533,499
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	1,022,060
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	1,720	926,306
Lucas Cnty. Health Care Facs. Rev.,
Rfdg., Presbyterian Services, Ser. A	NR	6.625	7/01/14	1,750	1,807,593
Rfdg. & Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	1,000	1,065,630
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	4,105,857

Newark Wtr. Imprvmt, Ltd. Tax, G.O., A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	$805	$786,590
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	901,148
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Systems, Ser. B	A-(d)	6.375	11/15/22	1,000	1,082,930

					20,184,405

Oklahoma 1.8%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,960	2,990,192
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	5,900	6,095,349

					9,085,541

Pennsylvania 2.5%
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(d)	6.00	1/01/43	1,750	1,850,433
Pennsylvania Economic Dev. Fin. Auth. Rev., Ref. Colver Proj. A.M.B.A.C.	Aaa	4.625	12/01/18	1,750	1,740,603
Philadelphia Wtr. & Wste.Water Rev., Ser. A, F.S.A.	Aaa	5.00	7/01/12	4,645	4,923,049
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	1,500	1,581,540
Westmoreland Cnty. Industrial Dev. Agy. Rev., Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/09	2,000	2,045,840

					12,141,465

Puerto Rico 1.5%
Puerto Rico Comwlth. Hwy. & Trans. Auth.
Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250	2,420,955
Rev., Ser. K	Baa2	5.00	7/01/14	2,000	2,089,180
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA625 A.M.B.A.C.(e)(g)(h)	NR	10.076	7/01/10	500	626,930
PA642B, M.B.I.A.(e)(g)(h)	NR	7.599	7/01/12	1,000	1,209,180
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00	8/01/12	1,000	1,042,620

					7,388,865

South Carolina 4.8%
Charleston Ed Excellence Financing Corporation Rev., Charleston Cnty. Sch. Dist.	A1	5.25	12/01/25	5,000	5,278,950
Charleston Wtr.Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	4,400	5,002,712
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00	12/01/30	1,000	1,026,570
Greenville Cnty. School Dist. Instlmt. Rev.	Aa1	5.00	12/01/26	4,000	4,153,960
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	Baa1	6.875	8/01/13	2,655	3,128,413
Ser. C	Baa1	6.875	8/01/27	345	396,833
South Carolina State Public Service Auth. Rev., Santee Cooper M.B.I.A.	Aaa	5.00	1/01/30	2,500	2,609,650
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,142,980

					23,740,068

South Dakota 0.2%
Edl. Enhancement Fin. Fdg. Corporation Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	$1,000	$1,086,050

Tennessee 2.2%
Bristol Health & Edl. Facility Rev., Bristol Mem. Hosp., F.G.I.C.(f)	Aaa	6.75	9/01/10	5,000	5,491,400
Shelby Cnty. Health Edl. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care,(b)	A3	6.50	9/01/12	940	1,079,994
Hosp. Rev., Methodist Health Care,(b)	A3	6.50	9/01/12	560	643,401
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	3,595	3,630,375

					10,845,170

Texas 7.1%
Brazos River Auth. Poll. Control Rev., TXU
Energy Co. LLC Proj.	Baa2	5.00	3/01/41	1,500	1,490,130
Energy Co. LLC Proj.	Baa2	5.40	5/01/29	1,500	1,546,335
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255	1,416,167
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	1,000	1,063,350
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,651,829
Cash Supply Utility Dist. Rev., Rfdg. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	1,765	1,881,402
Frisco Independent School District,
G.O., P.S.F.G.	Aaa	5.25	8/15/23	2,360	2,541,814
G.O., P.S.F.G.	Aaa	5.25	8/15/24	2,480	2,668,902
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000	9,599,579
Lower Colorado River Auth. Transmission Contract Rev., LCRA Trans. Services Corporate Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250	2,386,193
Matagorda Cnty. Nav. Dist. Number 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	2,000	2,092,280
Sabine River Auth. Poll. Control Rev., TXU Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,090,900
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O., P.S.F.	AAA(d)	5.25	2/01/22	1,000	1,070,500
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,418,506

					34,917,887

U.S. Virgin Islands 0.3%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	1,500	1,590,705

Virginia 2.4%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste.
Disposal Rev., Wste. Mgmt. Services, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	2,300	2,369,690
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	850	885,590
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	5,775	6,242,197

Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	$1,400	$1,442,420
Tobacco Settlement Financing Corporation Rev., Asset Bkd.	Baa3	5.625	6/01/37	1,000	1,026,930

					11,966,827

Washington 4.7%
Cowlitz Cnty. Sch. Dist. Number 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500	3,767,330
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000	4,446,440
Columbia Stn.	Aaa	5.00	7/01/24	5,000	5,224,050
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000	3,343,590
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010	4,332,524
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,945	2,112,659

					23,226,593

West Virginia 0.5%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B(b)(g)	A2	6.75	9/01/10	2,000	2,258,160

Wisconsin 1.1%
Badger Tobacco Asset Securitization Corporation, Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,905	3,071,631
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	2,000	2,128,780

					5,200,411

Total long-term investments (cost $468,934,249)					486,777,863

SHORT-TERM INVESTMENTS 1.2%
Alabama 0.5%
Decatur, Ind. Dev. Board Solid Waste Disposal Rev., Amoco Corp., A.M.T., F.R D.D.(e)	VMIG1	3.25	4/02/06	600	600,000
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev., CIBA Spec. Chem. Corp., A.M.T., F.R.D.D.(e)	P-2	3.51	4/02/06	2,100	2,100,000

					2,700,000

Illinois 0.2%
Will Cnty. Exempt Facs. Rev., Amoco Chem. Co. Proj., F.R.D.D.(e)	VMIG1	3.25	4/02/06	900	900,000

Louisana 0.3%
Plaquemines Parish Environmental Rev., BP Exploration & Oil, A.M.T., F.R.D.D.(e)	P-1	3.25	4/02/06	1,500	1,500,000

Montana 0.0%
Anaconda Deer Lodge Co. Rev., Mt. Arco, F.R.D.D.(e)	VMIG1	3.27	4/02/06	200	200,000

Washington 0.2%
Port Bellingham Ind. Dev. Corp.
Atlantic Richfield Proj., A.M.T., F.R.D.D.(e)	VMIG1	3.25	4/02/06	$500	$500,000
Bp West Coast Prods. LLC Proj.,. A.M.T., F.R.D.D.(e)	VMIG1	3.27	4/02/06	200	200,000

					700,000

Total short-term investments (cost $6,000,000)					6,000,000

Total Investments 100.1% (cost $474,934,249)(i)					492,777,863
Liabilities in excess of other assets(j)(0.1%)					(569,477)

Net Assets 100.0%					$492,208,386

(a)	The following abbreviations are used in portfolio description:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

P.S.F.G.—Public School Fund Guarantee

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—X.L. Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at a par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid; the aggregate cost of the illiquid securities is $13,860,204. The aggregate value of $15,607,374 is approximately 3.2% of net assets.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
48	5-Yr. U.S. T-Notes	Jun. 06	5,013,000	5,045,921	$(32,921)
7	2-Yr. U.S. T-Notes	Jun. 06	1,427,016	1,428,888	(1,872)

					(34,793)

	Short Positions:
162	10-Yr. U.S. T-Notes	Jun. 06	17,235,281	17,426,638	191,357
206	30-Yr. T-Bonds	Jun. 06	22,486,188	23,273,275	787,087

					978,444

					$943,651

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 474,934,249	$20,138,538	$2,294,924	$17,843,614

NR-Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Note 1. Significant Accounting Policies (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.